DIGITAL ASSETS - Holdings (Details) - Galaxy Digital Holdings, LP $ in Thousands	Dec. 31, 2024 USD ($) digital_asset	Dec. 31, 2023 USD ($) digital_asset
Crypto Asset, Holding [Line Items]
Historical cost	$ 3,041,321	$ 1,044,186
Carrying value	2,928,225	1,088,171
Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	2,443,026	747,829
Carrying value	2,378,022	810,537
Portion at Other than Fair Value Measurement
Crypto Asset, Holding [Line Items]
Historical cost	598,295	296,357
Carrying value	$ 550,203	$ 277,634
Bitcoin
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	13,704	9,725
Bitcoin | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 1,335,194	$ 412,517
Carrying value	$ 1,277,816	$ 411,093
USDC
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	333,713,029	74,359,987
USDC | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 334,224	$ 74,350
Carrying value	$ 333,652	$ 74,338
Ether
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	112,248	70,774
Ether | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 378,907	$ 164,210
Carrying value	$ 373,871	$ 161,450
SOL
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	498,767
SOL | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 73,567
Carrying value	$ 94,288
UNI
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	5,216,565
UNI | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 71,911
Carrying value	$ 68,922
TIA
Crypto Asset, Holding [Line Items]
Quantity | digital_asset	9,626,784	12,000,000
TIA | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	$ 17,995	$ 2,700
Carrying value	34,116	67,536
Other | Fair Value
Crypto Asset, Holding [Line Items]
Historical cost	231,228	94,052
Carrying value	$ 195,357	$ 96,120